Equity	12 Months Ended
Mar. 31, 2023
Equity [Abstract]
Equity

13. Equity

a.	Share capital and additional paid-in capital

The addition of share capital and additional paid-in capital represented:

(i)	The issuance of 3,300,000 ordinary shares in private placement on July 25, 2022;

(ii)	The issuance of 1,650,000 shares under employees plans; and

(iii)	The issuance of 2,500,000 shares to purchase 49% non-controlling interests of Metalpha on November 28, 2022.

b.	Warrants reserves

Warrants are issued to management team and consultants on trading of digital assets business as an incentive to boost overall performance of the company.

A continuity schedule of outstanding share purchase warrants and fair value charged to profit or loss are as follows:

	Number of warrants outstanding	Weighted average exercise price	Fair value charged to profit or loss/ year end amount
		US$	US$
Balance – April 1, 2021	—	—	—
Issued for the year	17,800,000	1.79	6,063,086
Balance – March 31, 2022	17,800,000	1.79	6,063,086
Addition for the year	14,800,000	1.05	10,176,995
Balance – March 31, 2023	32,600,000	1.58	16,240,081

On October 27, 2021, the Company issued 1,800,000 share purchase warrants to consultants and it are exercisable at the lower of (i) $1.50 per share or (ii) 88% of the lowest daily volume-weighted average price, for a period of five years.

On October 29, 2021, the Company issue warrants to Natural Selection Capital Holdings Limited (the “Consulting Company”) to purchase an aggregate of 14,000,000 ordinary shares, par value US$0.0001 per share of the Company with each such warrant expiring on the tenth anniversary from the date on which the Consulting Company warrants become exercisable, which exercisable date shall be the later of: (i) the one year anniversary date of the issuance of such Consulting Company warrants; and (ii) the applicable vesting date. The warrants are described below:

(i)	3,500,000 share purchase warrants exercisable at $1.00 per share;

(ii)	3,500,000 share purchase warrants exercisable at $1.50 per share; and

(iii)	7,000,000 share purchase warrants exercisable at $2.50 per share.

On November 30, 2021, the Company issued 2,000,000 share purchase warrants to Ming Ni and it are exercisable at the lower of (i) $1.50 per share or (ii) 88% of the lowest daily volume-weighted average price, for a period of five years.

On May 10, 2022, the Company issued 200,000 share purchase warrants to an employee of the Company and they are exercisable at the lower of (i) $1.50 per share or (ii) 88% of the lowest daily volume-weighted average price, for a period of five years.

On May 26, 2022, the Company issued 500,000 share purchase warrants to consultants and they are exercisable at the lower of (i) $1.50 per share or (ii) 88% of the lowest daily volume-weighted average price, for a period of five years.

In July 2022, the Company issued 6,600,000 share purchase warrants to consultants and employees and they are exercisable at the lower of (i) $1.00 per share or (ii) 88% of the lowest daily volume-weighted average price, for a period of five years.

On November 2022, the Company issued 4,500,000 type A warrants to Antalpha and they are exercisable at the lower of (i) US$1.00 per share or (ii) 88% of the lowest daily volume-weighted average price, for a period of five years.

On November 2022, the Company issued 3,000,000 type B warrants to Antalpha and they are exercisable at the lower of (i) US$1.50 per share or (ii) 88% of the lowest daily volume-weighted average price, for a period of ten years.

The Company’s share purchase warrants are revalued as of March 31, 2023 by independent professional qualified valuer by using binomial option pricing models.

The Company used the following assumptions in calculating the fair value of the warrants for the year ended:

	As of March 31, 2023	As of March 31, 2022
Risk-free interest rate	2.66% - 3.80%	1.14% - 1.15%
Expected life of warrants	4 - 9 years	5 - 10 years
Volatility	101.58% - 121.32%	80.59% - 82.59%
Weighted average fair value per warrant (US$)	0.12 - 0.48	0.71 - 1.29

As of March 31, 2023, the Company had share purchase warrants outstanding as follows:

	Warrants outstanding	Fair value at issue date	Fair value charged for current year	Exercise price	Remaining life
Expiry Date		US$	US$	US$	(years)
October 29, 2031	3,500,000	4,515,601	3,142,589	1	8
October 29, 2031	3,500,000	4,229,191	2,023,536	1.5	8
October 29, 2031	7,000,000	7,500,124	2,550,201	2.5	8
October 27, 2026	1,800,000	1,353,304	—	1.5	3
October 29, 2026	2,000,000	1,417,766	—	1.5	3
May 10, 2027	200,000	84,000	63,460	1.5	4
May 26, 2027	500,000	238,000	173,264	1.5	4
July 22, 2027	440,000	163,000	97,431	1	4
July 25, 2027	3,780,000	1,405,000	836,326	1	4
July 26, 2027	400,000	146,000	86,784	1	4
July 27, 2027	1,000,000	379,000	224,964	1	4
July 28, 2027	980,000	376,000	222,870	1	4
November 28, 2027	1,125,000	264,000	180,400	1	4
November 28, 2027	1,125,000	274,000	92,334	1	4
November 28, 2027	1,125,000	289,000	65,224	1	4
November 28, 2027	1,125,000	303,000	51,053	1	4
November 28, 2032	750,000	263,000	179,717	1.5	9
November 28, 2032	250,000	89,000	29,992	1.5	9
November 28, 2032	500,000	165,000	55,603	2.5	9
November 28, 2032	500,000	169,000	38,141	2.5	9
November 28, 2032	250,000	87,000	19,635	6	9
November 28, 2032	750,000	258,000	43,471	6	9
Total	32,600,000	23,967,986	10,176,995

(c)	Share award plan

On June 30, 2022, the Company implemented its 2022 Performance Incentive Plan (“Plan”) to foster the success of the Company and to increase shareholder value by providing an additional means, through the grant of awards to attract, motivate, retain and reward selected employees and other eligible persons, and to enhance the alignment of the interests of such selected participants with the interests of the Company’s shareholders. Under the Plan, an aggregate of 3,300,000 ordinary shares of US$0.0001 par value each of the Company are reserved for issuance for purposes of the Plan, subject to adjustments as contemplated by the Plan.

	Number of share award grant
	2023	2022
As of April 1	—	—
Issued during the year	3,300,000	—
Exercised during the year	(1,650,000)	—
As of March 31	1,650,000	—

The fair value of the share awards was calculated based on the market price of the Company’s shares at the respective grant date. The fair value of the share options granted during the year was US$1,573,500, of which the Company recognized a share option expense of US$1,045,315 during the year ended March 31, 2023.

(d)	Non-controlling interests

	Taikexi	Shenzhen Guanpeng	Dacheng Liantong	Hangzhou Xuzhihang	Metalpha	Total
	US$	US$	US$	US$	US$	US$
As of April 1, 2020	(505,566)	(31,664)	(10,547)	—	—	(547,777)
Loss for the year	(20,361)	(13,844)	(29,704)	—	—	(63,909)
As of March 31, 2021	(525,927)	(45,508)	(40,251)	—	—	(611,686)
(Loss) profit for the year	(4,837)	(3,547)	—	—	19,990	11,606
Contribution from non-controlling shareholder in a subsidiary	—	—	—	—	1,960,000	1,960,000
Acquisition of a subsidiary	—	—	—	10,459	—	10,459
Changes in non-controlling interest due to changes in ownership of partially owned subsidiary	—	—	40,251	—	—	40,251
As of March 31, 2022	(530,764)	(49,055)	—	10,459	1,979,990	1,410,630
Profit for the year	—	—	—	—	389,318	389,318
Disposal of subsidiaries	530,764	49,055	—	(10,459)	—	569,360
Acquisition of non-controlling interests	—	—	—	—	(2,369,308)	(2,369,308)
As of March 31, 2023	—	—	—	—	—	—

Acquisition of non-controlling interests

On November 11, 2022, the Company entered into an agreement with Antalpha to acquire the remaining 49% interests in Metalpha at a consideration of US$2,500,000. The Company issued 2,500,000 shares valued at US$0.0001 each as consideration. The transaction was completed on 30 November 2022.

(e)	Statutory reserves

As stipulated by the relevant laws and regulations applicable to China’s foreign investment enterprises, the Company’s PRC subsidiaries, which had been disposed during the year, are required to maintain a statutory surplus reserve which is non-distributable. Appropriations to such reserves are made out of net profit after tax of the statutory financial statements of the PRC subsidiaries at the amounts determined by their respective boards of directors annually up to 50% of authorized capital, but must not be less than 10% of the net profit after tax.

(f)	Accumulated deficit

The accumulated deficit comprises the cumulative net profit and losses for the year recognized in the consolidated statements of profit or loss.

(g)	Accumulated other comprehensive (loss) income

Accumulated other comprehensive (loss) income represents the foreign currency translation difference arising from the translation of the financial statements of companies within the Company from their functional currency to the Company’s presentation currency.

(h)	Treasury shares

On March 15, 2023, the Company repurchased 329,582 shares of the Company at a consideration of US$353,816 (including transaction costs).